UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-22859

                         A&Q Masters Fund

(Exact name of registrant as specified in charter)

600 Washington Boulevard

                    Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.

UBS Business Solutions US LLC

One North Wacker Drive

                             Chicago IL, 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (203) 719-1428

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

A&Q Masters Fund

Schedule of Portfolio Investments

(Unaudited)

December 31, 2018

Investment Fund (a)	Geographic Focus	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Redemption Frequency (b)	Redemption Notice Period (c)	First Available Redemption Date			Dollar Amount of Fair Value for First Available Redemption
Equity Hedged
1060 Capital Opportunity Fund, LP	US/Canada	$6,054,982	$5,601,621	4.82%	7/1/2016	Monthly	30 days	12/31/2018			$ 5,601,621
Alvento Long/Short Equity Fund LP	Europe including UK	5,500,000	6,450,648	5.55	2/1/2017	Monthly	30 days	12/31/2018			$ 6,450,648
BosValen Feeder Fund	Asia excluding Japan	5,365,854	5,487,090	4.72	1/1/2015	Quarterly	60 days	12/31/2018			$ 5,487,090
Brilliant US Feeder 2 Fund Limited	Greater China	6,500,000	6,263,575	5.39	8/1/2018	Monthly	30 days	7/31/2019	(d	)	$ 6,263,575
Castle Hook Offshore Fund Ltd.	Global	6,500,000	6,315,557	5.43	1/1/2017	Quarterly	90 days	12/31/2018	(e	)	$ 1,578,889
Dragon Billion Select US Feeder Fund	Greater China	5,500,000	4,995,095	4.30	10/1/2017	Quarterly	90 days	12/31/2018			$ 4,995,095
Engadine Equity Fund	Europe including UK	6,000,000	5,272,128	4.53	8/1/2018	Quarterly	45 days	12/31/2018			$ 5,272,128
MW Eureka Fund	Europe including UK	9,658,633	11,032,577	9.49	2/1/2016	Monthly	30 days	12/31/2018			$ 11,032,577
Pelham Long/Short Fund, Ltd.	Europe including UK	4,279,314	5,289,418	4.55	11/1/2010	Monthly	90 days	12/31/2018			$ 5,289,418
Perceptive Life Sciences Qualified Fund, L.P.	US/Canada	4,175,993	5,834,840	5.02	6/1/2015	Quarterly	45 days	12/31/2018			$ 5,834,840
Pleiad Asia Offshore Feeder Fund	Asia including Japan	5,411,132	6,049,862	5.20	8/1/2015	Quarterly	60 days	12/31/2018	(e	)	$ 1,512,466
Point72 Capital International, Ltd.	Global	6,500,000	6,221,958	5.35	5/1/2018	Quarterly	45 days	12/31/2018	(e	)	$ 1,555,490
Sachem Head Offshore Ltd.	US/Canada	1,156,855	1,333,865	1.15	9/1/2013	Quarterly	65 days	3/31/2019	(e	)	$ 1,333,865
Shellback Fund, LP	US/Canada	7,937,165	10,791,948	9.28	1/1/2014	Quarterly	45 days	12/31/2018			$ 10,791,948
Spindrift Partners LP	Global	4,229	4,801	0.00	9/1/2010	N/A	N/A	N/A	(f	)	N/A
Tairen China Fund Ltd.	Greater China	4,000,000	5,838,816	5.02	1/1/2018	Quarterly	60 days	12/31/2019	(d	)	$ 5,838,816
TPG Public Equity Partners-B, Ltd.	Global	8,074,004	9,701,551	8.34	9/1/2015	Quarterly	60 days	12/31/2018	(e	)	$ 2,425,388
Visium Balanced Offshore Fund, Ltd.	US/Canada	20,543	15,860	0.01	6/1/2011	N/A	N/A	N/A	(f	)	N/A
Zebedee Focus Fund Limited	Europe including UK	5,000,000	4,995,176	4.30	4/1/2017	Monthly	30 days	12/31/2018			$ 4,995,176
ZP Offshore Energy Fund, Ltd.	US/Canada	4,480,000	3,855,282	3.31	10/1/2018	Quarterly	60 days	9/30/2019	(d	)	$ 3,855,282
ZP Offshore Utility Fund, Ltd.	US/Canada	1,240,000	1,167,678	1.00	10/1/2018	Quarterly	45 days	9/30/2019	(d	)	$ 1,167,678

Equity Hedged Subtotal		103,358,704	112,519,346	96.76

Total Investment Funds		$103,358,704	$112,519,346	96.76%

Other securities		Cost	Fair Value	% of Net Assets

Other securities (g)		$5,662	$—	0.00%

Total other securities		$5,662	$—	0.00%

(a)	Each Investment Fund noted within the Schedule of Portfolio Investments is non-income producing.
(b)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(c)	Unless otherwise noted, the redemption notice periods are shown in calendar days.
(d)	This holding is under lock-up and is not redeemable without paying a fee.
(e)	The Investment Fund is subject to an investor level gate of 25%.
(f)

All of the Fund’s interests in the Investment Fund are held in side pockets or are in liquidation and have restricted liquidity. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

(g)	The Fund has valued this security received from in-kind distributions from an Investment Fund at $0 and considers it to be a Level 3 investment.

A&Q Masters Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

December 31, 2018

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

ASSETS TABLE
Description	Level 1	Level 2	Level 3	Investment Funds valued using NAV as a practical expedient	Total Fair Value at December 31, 2018
Investment Funds
Equity Hedged	$—	$—	$—	$112,519,346	$112,519,346
Other securities *	—	—	—	—	—

Total assets	$—	$—	$—	$112,519,346	$112,519,346

*	Includes a security received from in-kind distributions from an Investment Fund which has been valued at $0 and is included within Level 3.

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Trustees.

The investments within the scope of ASC 820, for which fair value is measured using NAV as a practical expedient, should not be categorized within the fair value hierarchy. The total fair value of the investments in Investment Funds valued using NAV as a practical expedient is $112,519,346. Additional disclosures, including liquidity terms and conditions of the underlying investments, are included in the Schedule of Portfolio Investments.

The Investment Funds in the equity hedged strategy (total fair value of $112,519,346) generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. As of December 31, 2018, the Investment Funds in the equity hedged strategy had $46,748,144, representing 42% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $17,125,351, representing 15% of the value of the investments in this category, that cannot be redeemed in full because the

A&Q Masters Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

December 31, 2018

investment includes restrictions that do not allow for redemptions in the first 12 to 24 months after acquisition. The remaining restriction period for these investments ranges from 7 - 12 months at December 31, 2018. Investments representing less than 1% of the value of investments in this category are held in side pockets; therefore, redemption notice periods are no longer effective for these investments and the liquidation of assets is uncertain.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of December 31, 2018.

Please refer to the September 30, 2018 financial statements for full disclosure on the Fund’s portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) A&Q Masters Fund

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date                  February 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date                  February 27, 2019

By (Signature and Title)*	/s/ Dylan Germishuys
Dylan Germishuys, Principal Accounting Officer

Date                  February 27, 2019

* Print the name and title of each signing officer under his or her signature.